Geographical Breakdown of Gross Written Premium (Details) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($) segment	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) segment	Dec. 31, 2018 USD ($)
Geographical Breakdown of Gross Written Premium
Number of reportable segments | segment			1		1
Revenues from External Customers and Long-Lived Assets [Line Items]
Amount	$ 71.2	$ 38.0	$ 156.0	$ 82.7	$ 115.8	$ 46.8
Gross written premium | Geographic Concentration Risk
Revenues from External Customers and Long-Lived Assets [Line Items]
% of GWP	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
California
Revenues from External Customers and Long-Lived Assets [Line Items]
Amount	$ 15.6	$ 9.3	$ 34.9	$ 20.6	$ 29.0	$ 12.5
California | Gross written premium | Geographic Concentration Risk
Revenues from External Customers and Long-Lived Assets [Line Items]
% of GWP	21.90%	24.50%	22.40%	24.90%	25.00%	26.70%
Texas
Revenues from External Customers and Long-Lived Assets [Line Items]
Amount	$ 15.9	$ 9.3	$ 36.5	$ 21.3	$ 28.6	$ 13.4
Texas | Gross written premium | Geographic Concentration Risk
Revenues from External Customers and Long-Lived Assets [Line Items]
% of GWP	22.30%	24.50%	23.40%	25.80%	24.70%	28.60%
New York
Revenues from External Customers and Long-Lived Assets [Line Items]
Amount	$ 8.6	$ 5.0	$ 18.8	$ 11.5	$ 15.8	$ 7.3
New York | Gross written premium | Geographic Concentration Risk
Revenues from External Customers and Long-Lived Assets [Line Items]
% of GWP	12.10%	13.20%	12.10%	13.90%	13.60%	15.60%
Georgia
Revenues from External Customers and Long-Lived Assets [Line Items]
Amount	$ 3.8	$ 2.0	$ 8.7	$ 4.4	$ 6.2	$ 2.2
Georgia | Gross written premium | Geographic Concentration Risk
Revenues from External Customers and Long-Lived Assets [Line Items]
% of GWP	5.30%	5.30%	5.60%	5.30%	5.40%	4.70%
Illinois
Revenues from External Customers and Long-Lived Assets [Line Items]
Amount	$ 3.4	$ 1.9	$ 7.6	$ 3.9	$ 5.2	$ 2.5
Illinois | Gross written premium | Geographic Concentration Risk
Revenues from External Customers and Long-Lived Assets [Line Items]
% of GWP	4.80%	5.00%	4.90%	4.70%	4.50%	5.30%
New Jersey
Revenues from External Customers and Long-Lived Assets [Line Items]
Amount	$ 3.0	$ 1.5	$ 6.1	$ 3.4	$ 4.7	$ 1.7
New Jersey | Gross written premium | Geographic Concentration Risk
Revenues from External Customers and Long-Lived Assets [Line Items]
% of GWP	4.20%	3.90%	3.90%	4.10%	4.10%	3.60%
Michigan
Revenues from External Customers and Long-Lived Assets [Line Items]
Amount	$ 2.0	$ 1.1	$ 4.4	$ 2.2	$ 3.2	$ 0.9
Michigan | Gross written premium | Geographic Concentration Risk
Revenues from External Customers and Long-Lived Assets [Line Items]
% of GWP	2.80%	2.80%	2.80%	2.70%	2.80%	1.90%
Ohio
Revenues from External Customers and Long-Lived Assets [Line Items]
Amount	$ 1.8	$ 0.9	$ 4.0	$ 2.2	$ 2.9	$ 1.3
Ohio | Gross written premium | Geographic Concentration Risk
Revenues from External Customers and Long-Lived Assets [Line Items]
% of GWP	2.50%	2.40%	2.60%	2.70%	2.50%	2.80%
Pennsylvania
Revenues from External Customers and Long-Lived Assets [Line Items]
Amount	$ 2.0	$ 1.0	$ 3.8	$ 2.0	$ 2.7	$ 1.1
Pennsylvania | Gross written premium | Geographic Concentration Risk
Revenues from External Customers and Long-Lived Assets [Line Items]
% of GWP	2.80%	2.60%	2.40%	2.40%	2.30%	2.40%
Arizona
Revenues from External Customers and Long-Lived Assets [Line Items]
Amount	$ 1.5	$ 0.8	$ 3.4	$ 1.7	$ 2.5	$ 0.8
Arizona | Gross written premium | Geographic Concentration Risk
Revenues from External Customers and Long-Lived Assets [Line Items]
% of GWP	2.10%	2.10%	2.20%	2.10%	2.20%	1.70%
All other
Revenues from External Customers and Long-Lived Assets [Line Items]
Amount	$ 13.6	$ 5.2	$ 27.8	$ 9.5	$ 15.0	$ 3.1
All other | Gross written premium | Geographic Concentration Risk
Revenues from External Customers and Long-Lived Assets [Line Items]
% of GWP	19.20%	13.70%	17.70%	11.40%	12.90%	6.70%